Note 1 - Reporting Entity	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of notes and other explanatory information [text block]
1.	Reporting entity

VivoPower International PLC (“VivoPower” or the “Company”) is a public company limited by shares and incorporated under the laws of England and Wales and domiciled in the United Kingdom. The address of the Company’s registered office is
91
Wimpole Street, Marylebone, London,
W1G
0EF.
The consolidated financial statements of the Company as at and for the year ended
March 31, 2018,
comprise the financial statements of the Company and its subsidiaries (together referred to as the ‘Group’ and individually as ‘Group entities’). The ultimate parent company into which these results are consolidated is Arowana International Limited.